Operating expenses - Expenses disclosed per function (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Operating costs	$ (32,287)	$ (27,628)	$ (20,578)
Administration costs	(3,306)	(2,453)	(1,827)
Commercialization costs	(16,708)	(14,829)	(11,594)
Other expenses - provisions	(590)	(187)	(113)
Disposals and impairment of PP&E	(316)	(383)	(199)
Total operating expense	$ (53,207)	$ (45,480)	$ (34,311)